EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Schedule of changes in actuarial liabilities
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	December 31, 2023	December 31, 2022

Opening balance	691,424	675,158
Interest on actuarial liabilities	67,272	58,420
Current service cost	1,959	838
Actuarial loss – experience	57,765	74,794
Actuarial loss (gain) – financial assumptions	70,762	(62,563)
Exchange rate variations		(577)
Benefits paid directly by entity	(55,499)	(54,646)
Closing balance	833,683	691,424

Schedule of key actuarial economic and biometric assumptions used in the calculations of liability
The main economic actuarial assumptions and biometric data used in the actuarial calculations are set forth below:

	December 31, 2023			December 31, 2022

Economic
Nominal discount rate – medical assistance and life insurance		9.14%	p.a.		10.07%	p.a.
Medical cost growth rate		6.86%	p.a.		6.86%	p.a.
Nominal inflation		3.50%	p.a.		3.50%	p.a.
Aging factor	0 to 24 years:	1.50%	p.a.	0 to 24 years:	1.50%	p.a.
	25 to 54 years:	2.50%	p.a.	25 to 54 years:	2.50%	p.a.
	55 to 79 years:	4.50%	p.a.	55 to 79 years:	4.50%	p.a.
	Above 80 years:	2.50%	p.a.	Above 80 years:	2.50%	p.a.
Biometric
Table of general mortality		AT-2000			AT-2000
Table of mortality of disabled persons		IAPB 57			IAPB 57
Turnover		1.00%	p.a.		1.00%	p.a.
Other
Retirement age		65 years			65 years
	Men 4 years + old			Men 4 years + old
Family composition	and 90% married			and 90% married
Permanency in the plan		100%			100%

Summary of sensitivity analysis of actuarial liabilities	The sensitivity analysis regarding the relevant assumptions of the plans show the impact on the liability balance:

Discount rate		Medical costs growth rate

+0.50%	852,688	+1.00%	896,842

Schedule of expected benefit obligation payments for future years
The expected benefit payments for future years (ten years), from the obligation of benefits granted and the average duration of the plan obligations are as set forth below:

Payments	Medical assistance and life insurance

2024	50,482
2025	53,893
2026	57,429
2027	61,010
2028	64,717
2029 to 2033	376,635